Subsequent Events	12 Months Ended
Dec. 31, 2025
Navient 401(k) Savings Plan [Member]
Subsequent Events [Abstract]
Subsequent Events	7. Subsequent Events Management has evaluated subsequent events through June 23, 2026, the date the financial statements were issued.